Defined Contribution Plan (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Expensed matching contributions	$ 29,038	$ 67,817	$ 28,261	$ 15,729